UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06088

Salomon Brothers Institutional Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY			10004
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 725-6666

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2006

ITEM 1.                                                     REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Salomon Brothers Institutional Series Funds Inc

Salomon Brothers Institutional High Yield Bond Fund

Salomon Brothers Institutional Emerging Markets Debt Fund

SEMI-ANNUAL
REPORT

AUGUST 31, 2006

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Salomon Brothers Institutional Series Funds Inc

Semi-Annual Report • August 31, 2006

What’s Inside

Letter from the Chairman	I

Fund at a Glance:

Salomon Brothers Institutional High Yield Bond Fund	1

Salomon Brothers Institutional Emerging Markets Debt Fund	2

Fund Expenses	3

Schedules of Investments	5

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26

Financial Highlights	28

Notes to Financial Statements	30

Board Approval of Management and Subadvisory Agreements	38

“Salomon Brothers” is a service mark of Citigroup, licensed for use by Legg Mason as the names of funds and an investment manager. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand during the reporting period, it did so at an uneven pace. After gross domestic product (“GDP”)i increased a modest 1.7% in the fourth quarter of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003. However, the economy then took a step backwards in the second quarter of 2006, as GDP growth was 2.6%, according to final estimates released by the U.S. Bureau of Economic Analysis. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during most of the reporting period. Since it began its tightening campaign in June 2004, the Fed increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. However, in August 2006, the Fed paused from raising rates. In its official statement, the Fed said, “...the Committee judges that some inflation risks remain. The extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

Both short- and long-term yields rose over the reporting period. However, after peaking in late June—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply on hopes that the Fed would end its tightening cycle. Overall, during the six months ended August 31, 2006, two-year Treasury yields increased from 4.69% to 4.79%. Over the same period, 10-year Treasury yields moved from 4.55% to 4.74%. Looking at the six-month period as a whole, the overall bond market, as

Salomon Brothers Institutional Series Funds Inc      I

measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 1.82%.

Given continued strong corporate profits and low default rates, high yield bonds generated positive returns during the reporting period. While there were notable company specific issues, mostly in the automobile industry, they were not enough to drag down the overall high yield market. During the six-month period ended August 31, 2006, the Citigroup High Yield Market Indexv returned 3.56%.

Despite periods of weakness, emerging markets debt generated positive results over the six-month period, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 1.73%. A strong global economy, solid domestic spending and high-energy prices supported many emerging market countries. We believe this was enough to overcome the negatives associated with rising global interest rates.

Performance Review

High Yield Bond Fund

For the six months ended August 31, 2006, the Salomon Brothers Institutional High Yield Bond Fund returned 2.69%. The Fund’s unmanaged benchmark, the Citigroup High Yield Market Index returned 3.56% for the same period. The Lipper High Current Yield Funds Category Average1 increased 2.34% over the same time frame.

Emerging Markets Debt Fund

For the six months ended August 31, 2006, the Salomon Brothers Institutional Emerging Markets Debt Fund returned 0.81%. The Fund’s unmanaged benchmark, the EMBI Global Index, returned 1.73% for the same period. The Lipper Emerging Markets Debt Funds Category Average2 increased 1.23% over the same time frame.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2006, including the reinvestment of distributions, including the returns of capital, if any, calculated among the 472 funds in the Fund’s Lipper category.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2006, including the reinvestment of distributions, including the returns of capital, if any, calculated among the 54 funds in the Fund’s Lipper category.

II     Salomon Brothers Institutional Series Funds Inc

Performance Snapshot as of August 31, 2006 (unaudited)

6 months
Institutional High Yield Bond Fund	2.69%
Citigroup High Yield Market Index	3.56%
Lipper High Current Yield Funds Category Average	2.34%
Institutional Emerging Markets Debt Fund	0.81%
JPMorgan Emerging Markets Bond Index Global	1.73%
Lipper Emerging Markets Debt Funds Category Average	1.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent current reimbursements or waivers, performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

The 30-Day SEC Yield for Institutional High Yield Bond Fund was 8.54%. Absent current reimbursements or waivers, the 30-Day SEC Yield would have been 8.31%.

The 30-Day SEC Yield for Emerging Markets Debt Fund was 5.24%. Absent current reimbursements or waivers, the 30-Day SEC Yield would have been 4.25%.

Fund returns assume the reinvestment of all distributions including returns of capital, if any, at net asset value and the deduction of all Fund expenses.

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Funds’ Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became each Fund’s investment manager and Western Asset Management Company (“Western Asset”) became each Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Funds remained the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Salomon Brothers Institutional Series Funds Inc     III

Effective October 2, 2006, Salomon Brothers Institutional Emerging Markets Debt Fund changed its name to Western Asset Emerging Markets Debt Portfolio. The Fund’s investment objective, strategies and management remain unchanged.

Also, effective October 2, 2006, Salomon Brothers Institutional High Yield Bond Fund changed its name to Western Asset Global High Yield Bond Portfolio. As part of transforming the Fund into a global fund, the Fund’s Board adopted certain changes to the Fund’s investment policies to allow additional investing in foreign securities and appointed Western Asset Management Company Limited (“Western Asset Limited”), as a subadviser to the Fund, under an additional sub-advisory agreement between Western Asset and Western Asset Limited. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investments in non-dollar-denominated debt securities. The Fund’s current management fee did not increase due to the addition of Western Asset Limited as a subadviser. The Fund also changed its benchmark to the Lehman Brothers Global High Yield Index.

Additionally, effective October 2, 2006, Salomon Brothers Institutional Series Funds Inc changes its name to Western Asset Funds II, Inc.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

IV     Salomon Brothers Institutional Series Funds Inc

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

Thank you for your investment in the Salomon Brothers Institutional High Yield Bond Fund and Salomon Brothers Institutional Emerging Markets Debt Fund. As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 28, 2006

Salomon Brothers Institutional Series Funds Inc      V

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

High Yield Bond Fund

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Please see the Fund’s prospectus for more information on these and other risks.

Emerging Markets Debt Fund

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

VI     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Fund at a Glance (unaudited)

Salomon Brothers Institutional High Yield Bond Fund

Investment Breakdown

As a Percent of Total Investments

Corporate Bonds & Notes
95.7%
Sovereign Bonds
1.8%
Convertible Bond & Note
0.2%
Preferred Stocks
0.2%
Common Stocks
0.1%
Repurchase Agreement
2.0%
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
August 31, 2006

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report   1

Fund at a Glance (unaudited) (continued)

Salomon Brothers Institutional Emerging Markets Debt Fund

Investment Breakdown

As a Percent of Total Investments

Russia
20.9%
Brazil
17.8%
Mexico
17.7%
Venezuela
6.6%
Panama
4.9%
Turkey
4.0%
Peru
4.0%
Argentina
4.0%
Colombia
3.9%
Malaysia
3.6%
South Africa
2.5%
Chile
2.1%
El Salvador
2.1%
Uruguay
1.6%
Philippines
1.9%
Ecuador
1.9%
Indonesia
0.8%
Repurchase Agreement
0.5%
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
August 31, 2006

2      Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, on purchase payments; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2006 and held for the six months ended August 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Salomon Brothers Institutional High Yield Bond Fund	2.69%	$1,000.00	$1,026.90	0.55%	$2.81
Salomon Brothers Institutional Emerging Markets Debt Fund	0.81	1,000.00	1,008.10	0.75	3.80

(1)	For the six months ended August 31, 2006.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers. Past performance is no guarantee of future results. In the absence of fee waivers, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report      3

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Salomon Brothers Institutional High Yield Bond Fund	5.00%	$1,000.00	$1,022.43	0.55%	$2.80
Salomon Brothers Institutional Emerging Markets Debt Fund	5.00	1,000.00	1,021.42	0.75	3.82

(1)	For the six months ended August 31, 2006.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4      Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Schedules of Investments (August 31, 2006) (unaudited)

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 94.0%
Aerospace & Defense — 1.7%
$600,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$585,000
	DRS Technologies Inc., Senior Subordinated Notes:
475,000	6.875% due 11/1/13	463,125
225,000	6.625% due 2/1/16	219,937
	L-3 Communications Corp., Senior Subordinated Notes:
580,000	7.625% due 6/15/12	597,400
50,000	6.125% due 7/15/13	48,375
	Total Aerospace & Defense	1,913,837
Airlines — 0.5%
	Continental Airlines Inc., Pass-Through Certificates:
25,018	Series 1998-1, Class C, 6.541% due 9/15/09	23,935
500,000	Series 2001-2, Class D, 7.568% due 12/1/06	499,521
	Total Airlines	523,456
Auto Components — 1.2%
425,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	405,875
223,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	239,168
	Visteon Corp., Senior Notes:
540,000	8.250% due 8/1/10	531,900
180,000	7.000% due 3/10/14	160,650
	Total Auto Components	1,337,593
Automobiles — 4.2%
	Ford Motor Co.:
	Debentures:
255,000	8.875% due 1/15/22	218,025
125,000	8.900% due 1/15/32	112,813
2,885,000	Notes, 7.450% due 7/16/31	2,279,150
	General Motors Corp.:
280,000	Notes, 7.200% due 1/15/11	252,350
	Senior Debentures:
275,000	8.250% due 7/15/23	229,625
1,825,000	8.375% due 7/15/33	1,537,562
	Total Automobiles	4,629,525
Biotechnology — 0.1%
50,000	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (a)	49,000
Building Products — 1.8%
	Associated Materials Inc.:
385,000	Senior Discount Notes, step bond to yield 15.204% due 3/1/14	211,750
305,000	Senior Subordinated Notes, 9.750% due 4/15/12	300,425

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report      5

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Building Products — 1.8% (continued)
$340,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	$362,100
645,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	603,075
510,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.106% due 3/1/14	344,250
210,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	171,150
	Total Building Products	1,992,750
Capital Markets — 0.4%
	E*TRADE Financial Corp., Senior Notes:
315,000	7.375% due 9/15/13	319,725
135,000	7.875% due 12/1/15	141,075
	Total Capital Markets	460,800
Chemicals — 2.9%
	Airgas Inc.:
325,000	Medium-Term Notes, 7.750% due 9/15/06	325,000
275,000	Senior Subordinated Notes, 9.125% due 10/1/11	288,406
350,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	340,375
325,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	351,000
271,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	277,775
200,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	219,000
275,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	295,625
450,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	462,375
170,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	158,525
	Rhodia SA:
200,000	Senior Notes, 7.625% due 6/1/10	204,500
233,000	Senior Subordinated Notes, 8.875% due 6/1/11	239,408
	Total Chemicals	3,161,989
Commercial Services & Supplies — 2.9%
300,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	297,750
150,000	Allied Waste North America Inc., Senior Secured Notes, Series B, 7.375% due 4/15/14	147,375
225,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	253,841
200,000	Buhrmann US Inc., Senior Subordinated Notes, 7.875% due 3/1/15	195,000
275,000	Cardtronics Inc., Senior Subordinated Notes, 9.500% due 8/15/13 (a)(d)	279,125
	Corrections Corporation of America:
375,000	Senior Notes, 6.750% due 1/31/14	372,188
225,000	Senior Subordinated Notes, 6.250% due 3/15/13	218,531
405,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, 9.500% due 2/15/13	420,188
195,000	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	229,070
325,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (b)(c)	325
775,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (a)	823,437
	Total Commercial Services & Supplies	3,236,830

See Notes to Financial Statements.

6      Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Computers & Peripherals — 0.2%
$245,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	$252,963
Consumer Finance — 4.6%
	Ford Motor Credit Co.:
	Notes:
375,000	7.875% due 6/15/10	368,852
910,000	7.000% due 10/1/13	850,452
839,000	Senior Notes, 10.486% due 6/15/11 (a)(d)	888,240
	General Motors Acceptance Corp.:
2,245,000	Bonds, 8.000% due 11/1/31	2,275,159
680,000	Notes, 6.875% due 8/28/12	664,619
	Total Consumer Finance	5,047,322
Containers & Packaging — 2.1%
645,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	624,037
	Graphic Packaging International Corp.:
145,000	Senior Notes, 8.500% due 8/15/11	147,900
445,000	Senior Subordinated Notes, 9.500% due 8/15/13	449,450
295,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	309,381
375,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.750% due 11/15/12	400,313
250,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	250,000
95,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09	92,150
275,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	67,375
	Total Containers & Packaging	2,340,606
Diversified Consumer Services — 1.7%
325,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (a)	323,375
1,385,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (a)	1,499,262
	Total Diversified Consumer Services	1,822,637
Diversified Financial Services — 3.8%
360,000	Basell AF SCA, Senior Subordinated Notes, 8.375% due 8/15/15 (a)	362,250
320,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	308,000
	Citisteel USA Inc., Senior Secured Notes:
170,000	12.490% due 9/1/10 (d)	175,525
130,000	15.000% due 10/1/10 (a)(e)	139,750
130,000	El Paso Performance-Link, Notes, 7.750% due 7/15/11 (a)	133,088
265,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	278,581
365,000	Graftech Finance Inc., Senior Notes, 10.250% due 2/15/12	385,075
225,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	227,250
305,000	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (a)	311,100
400,000	Standard Aero Holdings Inc., 8.250% due 9/1/14	387,000
270,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	291,600

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report      7

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Diversified Financial Services — 3.8% (continued)
$1,225,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	$1,194,375
	Total Diversified Financial Services	4,193,594
Diversified Telecommunication Services — 5.5%
	Cincinnati Bell Inc.:
415,000	Senior Notes, 7.000% due 2/15/15	406,700
135,000	Senior Subordinated Notes, 8.375% due 1/15/14	136,181
330,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	283,800
415,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	439,900
445,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	457,237
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
225,000	9.750% due 10/1/09	229,500
150,000	10.500% due 11/1/10	158,250
	Intelsat Bermuda Ltd., Senior Notes:
480,000	9.250% due 6/15/16 (a)	501,600
960,000	11.250% due 6/15/16 (a)	999,600
225,000	Intelsat Ltd., Notes, 7.625% due 4/15/12	196,312
300,000	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (a)	313,500
	NTL Cable PLC, Senior Notes:
75,000	8.750% due 4/15/14	78,188
220,000	9.125% due 8/15/16	228,800
150,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	153,375
	Qwest Communications International Inc., Senior Notes:
70,000	7.500% due 2/15/14	69,738
340,000	Series B, 7.500% due 2/15/14	338,725
1,225,000	Qwest Corp., Debentures, 6.875% due 9/15/33	1,102,500
	Total Diversified Telecommunication Services	6,093,906
Electric Utilities — 0.5%
250,000	Allegheny Energy Supply Co. LLC, Senior Notes, 8.250% due 4/15/12 (a)	271,250
183,656	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	195,249
30,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	34,200
	Total Electric Utilities	500,699
Energy Equipment & Services — 1.0%
107,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (d)	103,523
125,000	Grant Prideco Inc., Senior Notes, Series B, 6.125% due 8/15/15	119,375
60,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	60,000
	Hanover Compressor Co., Senior Notes:
315,000	8.625% due 12/15/10	329,175
300,000	9.000% due 6/1/14	319,500
80,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	81,800
100,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	101,500
	Total Energy Equipment & Services	1,114,873

See Notes to Financial Statements.

8      Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Food Products — 0.6%
	Dole Food Co. Inc.:	$451,250
$475,000	Debentures, 8.750% due 7/15/13 (d)
	Senior Notes:
100,000	7.250% due 6/15/10	94,250
157,000	8.875% due 3/15/11	153,860
	Total Food Products	699,360
Health Care Providers & Services — 6.1%
425,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	451,562
290,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	272,600
	DaVita Inc.:
255,000	Senior Notes, 6.625% due 3/15/13	249,900
555,000	Senior Subordinated Notes, 7.250% due 3/15/15	546,675
275,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	288,750
	HCA Inc.:
75,000	Debenture, 7.190% due 11/15/15	61,017
	Notes:
40,000	6.250% due 2/15/13	33,200
825,000	9.000% due 12/15/14	766,642
	Senior Notes:
35,000	6.300% due 10/1/12	29,400
225,000	6.375% due 1/15/15	179,438
35,000	6.500% due 2/15/16	27,738
575,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	550,562
300,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	288,375
	Psychiatric Solutions Inc., Senior Subordinated Notes:
225,000	10.625% due 6/15/13	241,313
350,000	7.750% due 7/15/15	339,500
	Tenet Healthcare Corp., Senior Notes:
475,000	7.375% due 2/1/13	425,125
1,195,000	9.875% due 7/1/14	1,171,100
290,000	6.875% due 11/15/31	221,125
600,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	576,000
	Total Health Care Providers & Services	6,720,022
Hotels, Restaurants & Leisure — 5.6%
	Boyd Gaming Corp., Senior Subordinated Notes:
350,000	7.750% due 12/15/12	352,625
400,000	6.750% due 4/15/14	379,000
100,000	Caesars Entertainment Inc., Senior Subordinated Notes, 9.375% due 2/15/07	101,500
600,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	591,000
150,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	145,125
1,060,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,075,900
625,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	596,875

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report      9

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Hotels, Restaurants & Leisure — 5.6% (continued)
	MGM MIRAGE Inc.:
$25,000	Senior Notes, 6.750% due 9/1/12	$24,438
105,000	Senior Subordinated Notes, 8.375% due 2/1/11	108,544
225,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	217,687
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
50,000	7.125% due 8/15/14	49,000
225,000	6.875% due 2/15/15	216,000
650,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	628,875
600,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	606,000
50,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	53,187
275,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	279,812
150,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	142,875
	Station Casinos Inc.:
55,000	Senior Notes, 7.750% due 8/15/16	56,994
	Senior Subordinated Notes:
200,000	6.500% due 2/1/14	187,500
400,000	6.875% due 3/1/16	372,500
	Total Hotels, Restaurants & Leisure	6,185,437
Household Durables — 2.3%
50,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	50,562
	Beazer Homes USA Inc., Senior Notes:
50,000	6.875% due 7/15/15	44,750
290,000	8.125% due 6/15/16 (a)	278,400
500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (b)(c)(f)	0
400,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	413,000
875,000	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	858,594
825,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	833,250
70,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 8.678% due 9/1/12	57,050
	Total Household Durables	2,535,606
Household Products — 0.5%
	Nutro Products Inc.:
70,000	Senior Notes, 9.230% due 10/15/13 (a)(d)	72,450
200,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	212,000
	Spectrum Brands Inc., Senior Subordinated Notes:
285,000	8.500% due 10/1/13	238,331
90,000	7.375% due 2/1/15	70,200
	Total Household Products	592,981
Independent Power Producers & Energy Traders — 3.0%
	AES Corp.:
	Senior Notes:
100,000	9.500% due 6/1/09	107,500
375,000	9.375% due 9/15/10	406,875

See Notes to Financial Statements.

10     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Independent Power Producers & Energy Traders — 3.0% (continued)
$305,000	8.875% due 2/15/11	$327,875
110,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	119,212
300,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (c)(d)	321,750
150,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	133,125
80,000	Edison Mission Energy, Senior Notes, 7.500% due 6/15/13 (a)	80,400
535,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	532,325
	NRG Energy Inc., Senior Notes:
225,000	7.250% due 2/1/14	222,750
1,070,000	7.375% due 2/1/16	1,056,625
	Total Independent Power Producers & Energy Traders	3,308,437
Industrial Conglomerates — 0.3%
333,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	362,138
Insurance — 0.6%
700,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	700,000
Internet & Catalog Retail — 0.5%
105,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	96,075
407,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	398,860
	Total Internet & Catalog Retail	494,935
IT Services — 0.9%
	Sungard Data Systems Inc.:
175,000	Senior Notes, 9.125% due 8/15/13	181,563
805,000	Senior Subordinated Notes, 10.250% due 8/15/15	826,131
	Total IT Services	1,007,694
Leisure Equipment & Products — 0.3%
295,000	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14	285,413
Machinery — 0.8%
95,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	90,962
260,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	282,100
244,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	267,180
	Terex Corp., Senior Subordinated Notes:
125,000	9.250% due 7/15/11	132,344
100,000	7.375% due 1/15/14	100,500
	Total Machinery	873,086
Media — 12.1%
680,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (a)	708,900
	AMC Entertainment Inc.:
90,000	Senior Note, Series B, 8.625% due 8/15/12	92,700
780,000	Senior Subordinated Notes, 11.000% due 2/1/16	851,175
95,000	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., Senior Subordinated Notes, 10.500% due 8/15/14 (a)	93,575
35,000	Block Communications Inc., Senior Notes, 8.250% due 12/15/15 (a)	34,081

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     11

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Media — 12.1% (continued)
$573,106	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	$557,346
430,000	CCH I Holdings LLC/CCH I Holding Capital Corp., Senior Notes, 11.750% due 5/15/14 (d)	294,550
100,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes, step bond to yield 17.441% due 1/15/15	63,250
770,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	687,225
670,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	681,725
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes:
210,000	8.625% due 4/1/09	192,675
120,000	10.750% due 10/1/09	110,400
240,000	Charter Communications Holdings LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 9.625% due 11/15/09	219,600
400,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	406,000
150,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	152,250
105,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	98,438
	CSC Holdings Inc.:
175,000	Debentures, Series B, 8.125% due 8/15/09 (d)	181,563
	Senior Debentures:
35,000	7.875% due 2/15/18	35,963
260,000	7.625% due 7/15/18	263,575
	Senior Notes:
90,000	7.250% due 7/15/08	91,463
75,000	Series B, 8.125% due 7/15/09	77,906
525,000	Series WI, 7.250% due 4/15/12	518,437
290,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	312,837
	EchoStar DBS Corp., Senior Notes:
60,000	6.375% due 10/1/11	58,575
1,175,000	6.625% due 10/1/14	1,132,406
95,000	7.125% due 2/1/16 (a)	92,981
325,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.838% due 10/15/13	273,812
270,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (a)	290,250
295,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	278,037
520,000	LodgeNet Entertainment Corp., Senior Subordinated Debenture, 9.500% due 6/15/13	560,300
405,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	394,875
560,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	557,200
	R.H. Donnelley Corp.:
	Senior Discount Notes:
400,000	Series A-1, 6.875% due 1/15/13	361,000
150,000	Series A-2, 6.875% due 1/15/13	135,375
850,000	Senior Notes, Series A-3, 8.875% due 1/15/16	841,500

See Notes to Financial Statements.

12     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Media — 12.1% (continued)
$75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	$82,500
	Rainbow National Services LLC:
120,000	Senior Notes, 8.750% due 9/1/12 (a)	127,200
75,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	83,906
	Rogers Cable Inc.:
40,000	Secured Notes, 5.500% due 3/15/14	37,250
525,000	Senior Second Priority Debentures, 8.750% due 5/1/32	598,500
40,000	Senior Secured Notes, 6.250% due 6/15/13	39,150
300,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	282,375
	XM Satellite Radio Inc., Senior Notes:
135,000	9.989% due 5/1/13 (a)(d)	126,563
230,000	9.750% due 5/1/14 (a)	217,350
	Total Media	13,296,739
Metals & Mining — 1.3%
85,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 7.500% due 11/15/06	85,531
310,000	International Steel Group Inc., Senior Notes, 6.500% due 4/15/14	296,050
610,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (a)	675,575
60,000	PNA Group Inc., Senior Notes, 10.750% due 9/1/16 (a)	61,500
340,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (a)	351,900
500,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (b)(c)(f)	0
	Total Metals & Mining	1,470,556
Multiline Retail — 1.2%
600,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	552,000
	Neiman Marcus Group Inc.:
160,000	Senior Notes, 9.000% due 10/15/15	170,800
525,000	Senior Subordinated Notes, 10.375% due 10/15/15	564,375
	Total Multiline Retail	1,287,175
Office Electronics — 0.4%
450,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	453,375
Oil, Gas & Consumable Fuels — 10.9%
620,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	638,600
525,000	Chaparral Energy Inc., Senior Note, 8.500% due 12/1/15	531,562
	Chesapeake Energy Corp., Senior Notes:
525,000	7.500% due 6/15/14	531,562
225,000	7.000% due 8/15/14	223,875
105,000	6.375% due 6/15/15	100,275
285,000	6.500% due 8/15/17	265,763
275,000	6.250% due 1/15/18	255,063
225,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	239,063
90,000	Colorado Interstate Gas Co., Senior Subordinated Notes, 6.800% due 11/15/15	89,646
130,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	130,000
250,000	Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (b)(c)(f)	0

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     13

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Oil, Gas & Consumable Fuels — 10.9% (continued)
	El Paso Corp.:
	Medium-Term Notes:
$575,000	7.800% due 8/1/31	$579,312
895,000	7.750% due 1/15/32	903,950
1,025,000	Notes, 7.875% due 6/15/12	1,063,437
250,000	Enterprise Products Operating LP, Subordinated Note, 8.375% due 8/1/16 (d)	261,056
475,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	464,312
50,000	Forest Oil Corp., Senior Notes, 7.750% due 5/1/14	50,625
340,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (a)	352,750
230,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (a)	224,825
645,000	Northwest Pipelines Corp., Senior Notes, 7.000% due 6/15/16 (a)	655,481
75,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	75,375
300,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	328,500
330,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (a)	337,425
	Pogo Producing Co., Senior Subordinated Notes:
220,000	7.875% due 5/1/13 (a)	225,500
300,000	Series B, 8.250% due 4/15/11	309,375
375,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	360,000
300,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	306,750
25,000	SESI LLC, Senior Notes, 6.875% due 6/1/14 (a)	24,625
	Stone Energy Corp., Senior Subordinated Notes:
600,000	8.250% due 12/15/11	606,000
25,000	6.750% due 12/15/14	24,250
	Whiting Petroleum Corp., Senior Subordinated Notes:
25,000	7.250% due 5/1/12	24,813
600,000	7.000% due 2/1/14	594,000
	Williams Cos. Inc.:
	Notes:
75,000	7.125% due 9/1/11	76,500
375,000	7.875% due 9/1/21	383,438
125,000	8.750% due 3/15/32	135,313
600,000	Senior Notes, 7.625% due 7/15/19	612,000
	Total Oil, Gas & Consumable Fuels	11,985,021
Paper & Forest Products — 2.3%
	Appleton Papers Inc.:
425,000	Senior Notes, 8.125% due 6/15/11	422,875
375,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	372,187
350,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	345,625
	NewPage Corp.:
430,000	Senior Secured Notes, 11.739% due 5/1/12 (d)	466,550
170,000	Senior Subordinated Notes, 12.000% due 5/1/13	176,375
125,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (a)	123,849
300,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	274,500

See Notes to Financial Statements.

14     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Paper & Forest Products — 2.3% (continued)
	Verso Paper Holdings LLC:
$165,000	Senior Secured Notes, 9.125% due 8/1/14 (a)	$165,000
130,000	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	129,350
	Total Paper & Forest Products	2,476,311
Personal Products — 0.3%
325,000	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	339,625
Pharmaceuticals — 1.3%
590,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	563,450
650,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	614,250
300,000	Warner Chilcott Corp., Senior Subordinated Notes, 8.750% due 2/1/15 (d)	301,500
	Total Pharmaceuticals	1,479,200
Real Estate Investment Trusts (REITs) — 1.2%
192,000	CB Richard Ellis Services Inc., Senior Notes, 9.750% due 5/15/10	205,920
20,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	20,250
	Host Marriott LP, Senior Notes:
525,000	Series O, 6.375% due 3/15/15	506,625
245,000	Series Q, 6.750% due 6/1/16	238,875
265,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	228,563
110,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	108,900
	Total Real Estate Investment Trusts (REITs)	1,309,133
Road & Rail — 0.7%
90,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.625% due 5/15/14 (a)	85,950
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
90,000	10.250% due 6/15/07	92,250
505,000	9.375% due 5/1/12	537,194
30,000	12.500% due 6/15/12	33,450
	Total Road & Rail	748,844
Semiconductors & Semiconductor Equipment — 0.3%
525,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	338,625
Software — 0.7%
305,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	287,463
475,000	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (a)(d)(e)	480,937
	Total Software	768,400
Specialty Retail — 1.7%
	AutoNation Inc., Senior Notes:
110,000	7.507% due 4/15/13 (a)(d)	111,100
135,000	7.000% due 4/15/14 (a)	133,819
320,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (d)	297,600
325,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	344,500
100,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (a)	112,250
370,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (b)(c)(f)	0

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     15

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Specialty Retail — 1.7% (continued)
$314,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	$340,690
225,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	237,938
355,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	341,687
	Total Specialty Retail	1,919,584
Textiles, Apparel & Luxury Goods — 1.1%
850,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	884,000
225,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	218,250
100,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	70,250
	Total Textiles, Apparel & Luxury Goods	1,172,500
Trading Companies & Distributors — 0.8%
180,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	184,500
145,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (a)	147,900
565,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	579,125
	Total Trading Companies & Distributors	911,525
Wireless Telecommunication Services — 1.1%
300,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14 (d)	293,250
40,000	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	40,545
60,000	Rogers Wireless Communications Inc., Secured Notes, 7.250% due 12/15/12	62,175
180,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	189,000
640,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	664,000
	Total Wireless Telecommunication Services	1,248,970
	TOTAL CORPORATE BONDS & NOTES (Cost — $105,558,408)	103,643,072
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
370,387	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (b)(c)(f) (Cost — $374,237)	0
CONVERTIBLE BOND — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
295,000	Amkor Technology Inc., Senior Subordinated Bond, 2.500% due 5/15/11 (Cost — $275,663)	251,856
SOVEREIGN BONDS — 1.7%
Brazil — 0.6%
	Federative Republic of Brazil:
350,000	11.000% due 8/17/40	457,362
160,000	Collective Action Securities, Notes, 8.000% due 1/15/18	175,880
	Total Brazil	633,242

See Notes to Financial Statements.

16     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
Russia — 1.1%
$1,130,000	Russian Federation, 5.000% due 3/31/30 (a)	$1,258,142
	TOTAL SOVEREIGN BONDS (Cost — $1,859,218)	1,891,384

Shares
COMMON STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,594,550	Home Interiors of Gifts Inc. (b)(f)*	15,946
2,998	Mattress Discounters Corp. (b)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	15,946

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
112	Imperial Sugar Co.	3,445

INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
8,621	Continental AFA Dispensing Co. (b)(f)*	47,416

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
4,055	Axiohm Transaction Solutions Inc. (b)(f)*	0

MATERIALS — 0.1%
Chemicals — 0.1%
9,957	Applied Extrusion Technologies Inc., Class A Shares *	64,720
	TOTAL COMMON STOCKS (Cost — $1,211,869)	131,527

ESCROWED SHARES(c)(f) — 0.0%
375,000	Breed Technologies Inc. (b)*	0
375,000	Pillowtex Corp. *	0
264,806	Vlasic Foods International Inc. (b)*	5,296
	TOTAL ESCROWED SHARES (Cost — $0)	5,296

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     17

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Shares	Security	Value
PREFERRED STOCKS — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
804	Chesapeake Energy Corp., 6.250%	$215,874

FINANCIALS — 0.0%
Diversified Financial Services (b)(f) — 0.0%
	TCR Holdings Corp.:
439	Class B Shares*	1
241	Class C Shares*	0
636	Class D Shares*	1
1,316	Class E Shares*	1
	TOTAL FINANCIALS	3

	TOTAL PREFERRED STOCKS (Cost — $202,158)	215,877

Warrants
WARRANTS(b) — 0.0%
160	Brown Jordan International Inc., Expires 8/15/07(a)*	2
803,849	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(f)*	2
200	Leap Wireless International Inc., Expires 4/15/10(a)(f)*	0
500	Mattress Discounters Co., Expires 7/15/07(a)(f)*	0
2,521	Pillowtex Corp., Expires 11/24/09(f)*	0
	TOTAL WARRANTS (Cost — $13,803)	4
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $109,495,356)	106,139,016

Face Amount
SHORT-TERM INVESTMENT — 2.0%
Repurchase Agreement — 2.0%
$2,140,000	Nomura Securities International, Inc. repurchase agreement dated 8/31/06, 5.240% due 9/1/06; Proceeds at maturity — $2,140,311; (Fully collateralized by various U.S Treasury obligations and U.S government agency obligations, 4.500% to 7.625% due 5/15/09 to 11/15/22; Market value — $2,183,715) (Cost — $2,140,000)	2,140,000

	TOTAL INVESTMENTS — 98.2% (Cost — $111,635,356#)	108,279,016
	Other Assets in Excess of Liabilities — 1.8%	1,922,782
	TOTAL NET ASSETS — 100.0%	$110,201,798

See Notes to Financial Statements.

18     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Schedules of Investments (August 31, 2006) (unaudited) (continued)

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Illiquid security.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2006.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     19

Schedules of Investments (August 31, 2006) (unaudited) (continued)

SALOMON BROTHERS INSTITUTIONAL EMERGING MARKETS DEBT FUND

Face
Amount†		Security	Value
SOVEREIGN BONDS — 79.6%
Argentina — 3.9%
		Republic of Argentina:
202,000	EUR	9.000% due 6/20/03 (a)	$81,218
452,000	DEM	7.000% due 3/18/04 (a)	93,570
154,000	DEM	11.250% due 4/10/06 (a)	32,686
476,000	EUR	10.250% due 1/26/07 (a)	200,092
420,366	ARS	Bonds, 2.000% due 1/3/10 (b)	263,927
		GDP Linked Securities:
527,522	ARS	0.000% due 12/15/35 (b)	14,816
40,000	EUR	0.000% due 12/15/35 (b)	4,759
5,000		0.000% due 12/15/35 (b)	480
		Total Argentina	691,548
Brazil — 15.0%
		Federative Republic of Brazil:
626,000		11.000% due 8/17/40	818,025
		Collective Action Securities:
399,000		8.750% due 2/4/25	475,010
1,258,000		Notes, 8.000% due 1/15/18	1,382,856
		Total Brazil	2,675,891
Chile — 0.8%
142,000		Republic of Chile, Collective Action Securities, 5.900% due 1/28/08 (b)	142,710
Colombia — 3.8%
483,000		Republic of Colombia, 11.750% due 2/25/20	678,615
Ecuador — 1.4%
257,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	256,357
El Salvador — 2.0%
323,000		Republic of El Salvador, 7.750% due 1/24/23 (c)	358,530
Indonesia — 0.8%
118,000		Republic of Indonesia, 8.500% due 10/12/35 (c)	136,432
Malaysia — 2.9%
522,000		Penerbangan Malaysia Berhad Bonds, 5.625% due 3/15/16 (c)	520,648
Mexico — 10.7%
		United Mexican States, Medium-Term Notes:
1,926,000		5.625% due 1/15/17	1,905,295
2,000		Series A, 8.000% due 9/24/22	2,408
		Total Mexico	1,907,703

See Notes to Financial Statements.

20     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount†	Security	Value
Panama — 4.7%
	Republic of Panama:
3,000	8.875% due 9/30/27	$3,671
662,000	9.375% due 4/1/29	844,050
	Total Panama	847,721
Peru — 3.9%
	Republic of Peru:
400,000	8.750% due 11/21/33	484,000
214,370	FLIRB, 5.000% due 3/7/17 (b)	210,686
	Total Peru	694,686
Philippines — 1.5%
198,000	Republic of the Philippines, 10.625% due 3/16/25	259,994
Russia — 15.7%
2,509,000	Russian Federation, 5.000% due 3/31/30 (c)	2,793,521
South Africa — 2.4%
411,000	Republic of South Africa, 6.500% due 6/2/14	429,744
Turkey — 3.9%
	Republic of Turkey:
335,000	11.875% due 1/15/30	500,825
187,000	8.000% due 2/14/34	196,116
	Total Turkey	696,941
Uruguay — 1.5%
266,655	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (d)	274,988
Venezuela — 4.7%
	Bolivarian Republic of Venezuela:
106,000	8.500% due 10/8/14	118,799
777,000	5.750% due 2/26/16	726,495
	Total Venezuela	845,294
	TOTAL SOVEREIGN BONDS (Cost — $13,221,141)	14,211,323

CORPORATE BONDS & NOTES — 16.3%
Brazil — 2.3%
	Vale Overseas Ltd.:
127,000	8.250% due 1/17/34	146,875
268,000	Notes, 6.250% due 1/11/16	267,330
	Total Brazil	414,205

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     21

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount†		Security	Value
Chile — 1.2%
1,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (c)	$992
		Enersis SA:
177,000		Bonds, 7.375% due 1/15/14	186,759
28,000		Notes, 7.400% due 12/1/16	29,749
		Total Chile	217,500
Malaysia — 0.6%
100,000		Sarawak International Inc., Senior Bonds, 5.500% due 8/3/15	96,472
Mexico — 6.3%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
30,000		10.250% due 6/15/07	30,750
10,000		12.500% due 6/15/12	11,150
		Pemex Project Funding Master Trust:
297,000		9.125% due 10/13/10	331,897
250,000		Guaranteed Bonds, 9.500% due 9/15/27	325,625
178,000		Senior Notes, 5.871% due 12/3/12	177,511
2,700,000	MXN	Telefonos de Mexico SA de CV, 8.750% due 1/31/16	243,696
		Total Mexico	1,120,629
Russia — 4.7%
4,680,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	176,390
340,000		Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (c)	351,900
300,000		TNK-BP Finance SA, 7.500% due 7/18/16 (c)	311,908
		Total Russia	840,198
Venezuela — 1.2%
210,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	211,050
		TOTAL CORPORATE BONDS & NOTES (Cost — $2,834,973)	2,900,054

Contracts
PURCHASED OPTION — 0.0%
2,000,000	EUR	Argentina, Call @ 30 Euro, expires 9/27/06 (Cost — $97,220)	2,559

Warrants
WARRANTS — 0.8%
2,590		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	95,830
		United Mexican States:
8,100		Series XW5, Expires 11/9/06*	28,350
6,500		Series XW10, Expires 10/10/06*	24,375
		TOTAL WARRANTS (Cost — $34,475)	148,555

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $16,187,809)	17,262,491

See Notes to Financial Statements.

22     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Schedules of Investments (August 31, 2006) (unaudited) (continued)

Face
Amount	Security	Value
SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$86,000	Nomura Securities International, Inc. repurchase agreement dated 8/31/06, 5.240% due 9/1/06; Proceeds at maturity — $86,013; (Fully collateralized by U.S government agency obligation, 5.250% due 4/18/16; Market value — $102,868) (Cost — $86,000)	$86,000

	TOTAL INVESTMENTS — 97.2% (Cost — $16,273,809#)	17,348,491
	Other Assets in Excess of Liabilities — 2.8%	499,620

	TOTAL NET ASSETS — 100.0%	$17,848,111

*            Non-income producing security.

†               Face amount denominated in U.S. dollars, unless otherwise noted.

(a)         Security is currently in default.

(b)         Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2006.

(c)         Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)         Payment-in-kind security for which part of the income earned may be paid as additional principal.

#               Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	– Argentine Peso
DEM	– German Mark
EUR	– Euro
FLIRB	– Front-Loaded Interest Reduction Bonds
GDP	– Gross Domestic Product
MXN	– Mexican Peso
RUB	– Russian Rouble

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     23

Statements of Assets and Liabilities (August 31, 2006) (unaudited)

	Salomon Brothers Institutional High Yield Bond Fund	Salomon Brothers Institutional Emerging Markets Debt Fund
ASSETS:
Investments, at cost	$111,635,356	$16,273,809
Foreign currency, at cost	—	8,867
Investments, at value	$108,279,016	$17,348,491
Foreign currency, at value	—	8,792
Cash	885	457
Dividends and interest receivable	2,236,554	230,535
Receivable for Fund shares sold	216,495	124,304
Receivable for securities sold	49,140	371,481
Receivable from investment manager	—	11,517
Prepaid expenses	13,879	9,964
Total Assets	110,795,969	18,105,541

LIABILITIES:
Payable for Fund shares repurchased	362,049	—
Payable for securities purchased	155,818	188,673
Investment management fee payable	31,854	—
Directors’ fees payable	2,950	2,050
Accrued expenses	41,500	66,707
Total Liabilities	594,171	257,430
Total Net Assets	$110,201,798	$17,848,111

NET ASSETS:
Par value (Note 5)	$15,593	$2,826
Paid-in capital in excess of par value	114,063,354	12,435,360
Undistributed net investment income	4,224,717	1,118,747
Accumulated net realized gain (loss) on investments and foreign currency transactions	(4,745,526)	3,216,586
Net unrealized appreciation (depreciation) on investments and foreign currencies	(3,356,340)	1,074,592
Total Net Assets	$110,201,798	$17,848,111

Shares Outstanding	15,593,000	2,826,183

Net Asset Value	$7.07	$6.32

See Notes to Financial Statements.

24     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Statements of Operations (For the six months ended August 31, 2006) (unaudited)

	Salomon Brothers Institutional High Yield Bond Fund	Salomon Brothers Institutional Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest	$5,334,264	$1,508,690
Dividends	2,631	—
Total Investment Income	5,336,895	1,508,690

EXPENSES:
Investment management fee (Note 2)	391,743	173,987
Shareholder reports	37,699	24,964
Legal fees	35,210	18,000
Audit and tax	20,660	24,140
Registration fees	17,077	14,660
Directors’ fees	8,530	8,330
Insurance	1,027	392
Custody fees	272	9,500
Transfer agent fees	225	1,563
Miscellaneous expenses	6,778	2,739
Total Expenses	519,221	278,275
Less: Fee waivers and/or expense reimbursements (Note 2)	(127,479)	(104,288)
Net Expenses	391,742	173,987
Net Investment Income	4,945,153	1,334,703

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	491,077	3,527,598
Foreign currency transactions	—	4,773
Net Realized Gain	491,077	3,532,371
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,853,273)	(5,996,201)
Foreign currencies	—	(41)
Change in Net Unrealized Appreciation/Depreciation	(1,853,273)	(5,996,242)
Net Realized Loss on Investments and Foreign Currency Transactions	(1,362,196)	(2,463,871)
Increase (Decrease) in Net Assets From Operations	$3,582,957	$(1,129,168)

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     25

Statements of Changes in Net Assets

For the six months ended August 31, 2006 (unaudited) and the year ended February 28, 2006

Salomon Brothers Institutional High Yield Bond Fund	August 31,	February 28,
OPERATIONS:
Net investment income	$4,945,153	$12,522,601
Net realized gain	491,077	1,205,497
Change in net unrealized appreciation/depreciation	(1,853,273)	(6,167,457)
Increase in Net Assets From Operations	3,582,957	7,560,641

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(2,399,992)	(12,300,018)
Decrease in Net Assets From Distributions to Shareholders	(2,399,992)	(12,300,018)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	26,802,380	90,999,915
Reinvestment of distributions	1,530,350	7,767,515
Cost of shares repurchased	(114,697,401)	(42,074,324)
Increase (Decrease) in Net Assets From Fund Share Transactions	(86,364,671)	56,693,106

Increase (Decrease) in Net Assets	(85,181,706)	51,953,729

NET ASSETS:
Beginning of period	195,383,504	143,429,775
End of period*	$110,201,798	$195,383,504

*Includes undistributed net investment income of:	$4,224,717	$1,679,556

See Notes to Financial Statements.

26     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended August 31, 2006 (unaudited) and the year ended February 28, 2006

Salomon Brothers Institutional Emerging Markets Debt Fund	August 31,	February 28,
OPERATIONS:
Net investment income	$1,334,703	$5,219,886
Net realized gain	3,532,371	6,209,429
Change in net unrealized appreciation/depreciation	(5,996,242)	382,273
Increase (Decrease) in Net Assets From Operations	(1,129,168)	11,811,588

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(750,003)	(5,750,004)
Net realized gains	(978,315)	(7,692,286)
Decrease in Net Assets From Distributions to Shareholders	(1,728,318)	(13,442,290)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	1,563,674	29,272,296
Reinvestment of distributions	1,727,815	13,403,966
Cost of shares repurchased	(76,215,928)	(20,203,453)
Increase (Decrease) in Net Assets From Fund Share Transactions	(72,924,439)	22,472,809
Increase (Decrease) in Net Assets	(75,781,925)	20,842,107

NET ASSETS:
Beginning of period	93,630,036	72,787,929
End of period*	$17,848,111	$93,630,036

*Includes undistributed net investment income of:	$1,118,747	$534,047

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report    27

Financial Highlights

For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Salomon Brothers Institutional High Yield Bond Fund(1)	2006(2)		2006	2005	2004(3)	2003	2002
Net Asset Value, Beginning of Period	$6.97		$7.18	$6.95	$6.21	$6.10	$6.44
Income (Loss) From Operations:
Net investment income	0.24		0.51	0.53	0.57	0.57	0.59
Net realized and unrealized gain (loss)	(0.05)		(0.26)	0.23	0.85	0.06	(0.46)
Total Income From Operations	0.19		0.25	0.76	1.42	0.63	0.13
Less Distributions From:
Net investment income	(0.09)		(0.46)	(0.53)	(0.68)	(0.52)	(0.47)
Total Distributions	(0.09)		(0.46)	(0.53)	(0.68)	(0.52)	(0.47)
Net Asset Value, End of Period	$7.07		$6.97	$7.18	$6.95	$6.21	$6.10
Total Return(4)	2.69%		3.68%	10.95%	23.37%	10.52%	2.14%
Net Assets, End of Period (000s)	$110,202		$195,384	$143,430	$119,322	$92,541	$66,330
Ratios to Average Net Assets:
Gross expenses	0.73	%(5)	0.72%	0.72%	0.79%	0.75%	0.74%
Net expenses(6)(7)	0.55	(5)	0.55	0.55	0.55	0.55	0.55
Net investment income	6.94	(5)	7.15	7.52	8.38	9.15	9.09
Portfolio Turnover Rate	50%		28%	39%	79%	45%	59%

(1)  Per share amounts have been calculated using the average shares method.

(2)  For the six months ended August 31, 2006 (unaudited).

(3)  For the year ended February 29, 2004.

(4)  Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)  Annualized.

(6)  As a result of a expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.55%.

(7)  Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Salomon Brothers Institutional Emerging Markets Debt Fund	2006(2)		2006	2005(1)	2004(1)(3)	2003(1)	2002(1)
Net Asset Value, Beginning of Period	$6.39		$6.58	$6.27	$6.61	$6.71	$6.39
Income (Loss) From Operations:
Net investment income	0.41		0.42	0.45	0.56	0.65	0.69 (4)
Net realized and unrealized gain (loss)	(0.36)		0.51	0.47	1.02	0.10	0.20 (4)
Total Income From Operations	0.05		0.93	0.92	1.58	0.75	0.89
Less Distributions From:
Net investment income	(0.05)		(0.48)	(0.36)	(0.75)	(0.85)	(0.57)
Net realized gains	(0.07)		(0.64)	(0.25)	(1.17)	—	—
Total Distributions	(0.12)		(1.12)	(0.61)	(1.92)	(0.85)	(0.57)
Net Asset Value, End of Period	$6.32		$6.39	$6.58	$6.27	$6.61	$6.71
Total Return(5)	0.81%		14.95%	14.89%	24.92%	12.10%	14.50%
Net Assets, End of Period (000s)	$17,848		$93,630	$72,788	$40,829	$56,105	$105,691
Ratios to Average Net Assets:
Gross expenses	1.20	%(6)	1.01%	1.04%	1.13%	0.95%	0.92%
Net expenses(7)(8)	0.75	(6)	0.75	0.75	0.75	0.75	0.75
Net investment income	5.75	(6)	6.27	6.95	8.07	10.10	10.64 (4)
Portfolio Turnover Rate	61%		104%	157%	134%	178%	186%

(1)  Per share amounts have been calculated using the average shares method.

(2)  For the six months ended August 31, 2006 (unaudited).

(3)  For the year ended February 29, 2004.

(4)  Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of the change, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 10.68%. The impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.

(5)  Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(6)  Annualized.

(7)  As a result of a expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.75%.

(8)  Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     29

Notes to Financial Statements (unaudited)

1.   Organization and Significant Accounting Policies

The Salomon Brothers Institutional High Yield Bond Fund (“High Yield Bond Fund”) and Salomon Brothers Institutional Emerging Markets Debt Fund (“Emerging Markets Debt Fund”), a non-diversified fund, (collectively, the “Funds”) are separate investment funds of the Salomon Brothers Institutional Series Funds Inc. (“Series”). The Series is, a Maryland corporation registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

30     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Other Risks. Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     31

Notes to Financial Statements (unaudited) (continued)

(h) Expenses. Direct expenses are charged to the Fund; general expenses of the Series are allocated to the funds based on each fund’s relative net assets.

(i) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.  Investment Management Agreement and Other Transactions with Affiliates

For a portion of the period of this report, Salomon Brothers Asset Management Inc. (“SBAM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Funds. Under the investment management agreement, the High Yield Bond Fund paid an investment management fee calculated daily and payable monthly at an annual rate of 0.55% of the Fund’s average daily net assets. The Emerging Markets Debt Fund paid an investment management fee calculated daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became each Fund’s investment manager and Western Asset Management Company (“Western Asset”) became each Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Funds. The Fund’s investment management fee remains unchanged For its services, LMPFA pays Western Asset 70% of the net management fee that it receives from the Funds.

During the six months ended August 31, 2006, the High Yield Bond Fund and Emerging Markets Debt Fund had expense limitations in place of 0.55% and 0.75%, respectively.

During the six months ended August 31, 2006, SBAM and LMPFA voluntarily waived a portion of their fee in the amounts $127,479 and $104,288 for the High Yield Bond Fund and Emerging Markets Debt Fund, respectively.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Funds.

Certain officers and one Director of the Series are employees of Legg Mason or its affiliates and do not receive compensation from the Series.

32     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.  Investments

During the six months ended August 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
High Yield Bond Fund	$65,767,182	$74,236,300
Emerging Markets Debt Fund	25,717,510	49,646,901

At August 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
High Yield Bond Fund	$2,427,294	$(5,783,634)	$(3,356,340)
Emerging Markets Debt Fund	1,190,727	(116,045)	1,074,682

4.  Line of Credit

The Funds, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended August 31, 2006, the commitment fee allocated to the High Yield Bond Fund and Emerging Markets Debt Fund was $4,676 and $1,968, respectively. Since the line of credit was established, there have been no borrowings.

5. Capital Shares

At August 31, 2006, the Series Fund had 10,000,000,000 shares of authorized capital stock, with par value of $0.001 per share.

Transaction in Fund shares for the periods indicated were as follows:

High Yield Bond	Six Months Ended August 31, 2006	Year Ended February 28, 2006
Shares sold	3,847,772	12,882,029
Shares issued on reinvestment	220,830	1,143,964
Shares repurchased	(16,491,687)	(5,980,499)
Net Increase (Decrease)	(12,423,085)	8,045,494

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     33

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Debt	Six Months Ended August 31, 2006	Year Ended February 28, 2006
Shares sold	251,930	4,335,455
Shares issued on reinvestment	280,035	2,204,600
Shares repurchased	(12,359,750)	(2,944,453)
Net Increase (Decrease)	(11,827,785)	3,595,602

6. Capital Loss Carryforward

On February 28, 2006, the High Yield Bond Fund had a net capital loss carryforward of $5,084,898 of which $1,662,002 expires in 2010 and $3,422,896 expires in 2011. These amounts will be available to offset any future taxable capital gains.

7. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has

34     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Board selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

The Funds are not one the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore have not received and will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Funds.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     35

Notes to Financial Statements (unaudited) (continued)

9. Additional Shareholder Information

The Funds’ Board approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, shareholders will be asked to elect a new Board, approve matters that will result in the Funds being grouped for organizational and governance purposes with other funds in the fund complex, and domicile each Fund as a Maryland business trust, with all funds operating under uniform charter documents. The Funds’ shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

Effective October 2, 2006, Salomon Brothers Institutional Emerging Markets Debt Fund changed its name to Western Asset Emerging Markets Debt Portfolio. The Fund’s investment objective, strategies and management remain unchanged.

Also, effective October 2, 2006, Salomon Brothers Institutional High Yield Bond Fund changed its name to Western Asset Global High Yield Bond Portfolio. As part of transforming the Fund into a global fund, the Fund’s Board adopted certain changes to the Fund’s investment policies to allow additional investing in foreign securities and appointed Western Asset Management Company Limited (“Western Asset Limited”), as a subadvisor to the Fund, under an additional sub-advisory agreement between Western Asset Management Company and Western Asset Limited. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investments in non-dollar-denominated debt securities. The Fund’s current management fee did not increase due to the addition of Western Asset Limited as a subadvisor. The Fund also changed its benchmark to the Lehman Brothers Global High Yield Index.

Additionally, effective October 2, 2006, Salomon Brothers Institutional Series Funds Inc changes its name to Western Asset Funds II, Inc.

10. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be March 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

* * *

36     Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Salomon Brothers Institutional Series Funds Inc 2006 Semi-Annual Report     37

Board Approval of Management and Subadvisory Agreements (unaudited)

At meetings held in person in June and July, 2006, the Funds’ Board, including a majority of the Board Members who are not “interested persons” of the Funds or Legg Mason Partners Fund Advisor, LLC (the “Manager”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Funds and the Manager. The Funds’ Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and Western Asset Management Company and, in the case of the High Yield Bond Fund, Western Asset Management Limited (the “Subadvisers”) (the “New Subadvisory Agreements”). The New Management Agreement and the New Subadvisory Agreements replaced the Funds’ prior management agreement with Salomon Brothers Asset Management LLC and were entered into in connection with an internal reorganization of the Manager’s, the prior manager’s and the Subadvisers’ parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreements, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadvisers the day-to-day portfolio management of the Funds. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Funds.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Funds by the Manager under the New Management Agreement and by the Subadvisers under the New Subadvisory Agreements. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreements were acceptable.

The Board Members also received and considered performance information for the Funds as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Funds to the funds included in the Performance Universe. The Board Members noted that they had received and

38     Salomon Brothers Institutional Series Funds Inc

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

discussed with management, at periodic intervals, information comparing the Funds’ performance against, among other things, its benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Funds, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreements.

The Board Members reviewed and considered the management fee that would be payable by the Funds to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Funds’ management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadvisers in light of the nature, extent and quality of the management services expected to be provided by the Subadvisers. The Board Members noted that the Manager, and not the Funds, will pay the subadvisory fee to the Subadvisers. The Board Members determined that the Funds’ management fee and each Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Funds under the New Management Agreement and the New Subadvisory Agreements.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Funds, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Funds and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Funds’ prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreements.

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreements were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially

Salomon Brothers Institutional Series Funds Inc     39

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

identical to those of the Funds’ previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreements. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.

40     Salomon Brothers Institutional Series Funds Inc

Salomon Brothers Institutional Series Funds Inc

DIRECTORS

Carol L. Colman

Daniel P. Cronin

Leslie H. Gelb

R. Jay Gerken, CFA
Chairman

William R. Hutchinson

Dr. Riordan Roett

Jeswald W. Salacuse

INVESTMENT MANAGER

Legg Mason Partners Fund
  Advisor, LLC

SUBADVISERS

Western Asset Management
  Company

Western Asset Management
  Company Limited

DISTRIBUTOR

Citigroup Global Markets Inc.
Legg Mason Investor
  Services, LLC

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
345 Park Avenue
New York, New York 10154

This report is transmitted to the shareholders of Salomon Brothers Institutional Series Funds Inc – Salomon Brothers Institutional High Yield Bond Fund and Salomon Brothers Institutional Emerging Markets Debt Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason
Investor Services, LLC
Member NASD, SIPC

SAM0917 8/06                             SR06-162

Salomon Brothers Institutional Series Funds Inc

The Funds are separate investment funds of the Salomon Brothers Institutional Series Funds Inc, a Maryland corporation.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-446-1013.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on each Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.                                                     CODE OF ETHICS.

Not applicable.

ITEM 3.                                                     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.                                                     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.                                                     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                                                     SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.                                                     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                                                     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                                                     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                                               SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                                               CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.                                               EXHIBITS.

(a)                                  Not applicable.

(b)                                 Attached hereto.

Exhibit 99.CERT                                                                                                                 Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT                                                                                               Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Institutional Series Funds Inc

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Institutional Series Funds Inc

Date:       November 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Institutional Series Funds Inc

Date:	November 8, 2006

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Salomon Brothers Institutional Series Funds Inc

Date:	November 8, 2006